united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 6/30

Date of reporting period: 12/31/18

Item 1. Schedule of Investments.

Core Market Neutral Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018
Principal		Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS - 90.8%
	U.S. TREASURY BILLS - 90.8%
2,400,000	United States Treasury Bill (a)	0.00%	2/4/2019	$2,393,149
2,400,000	United States Treasury Bill (a)	0.00%	4/18/2019	2,383,120
2,400,000	United States Treasury Bill (a)	0.00%	6/13/2019	2,373,688
2,400,000	United States Treasury Bill (a)	0.00%	8/15/2019	2,362,331
2,400,000	United States Treasury Bill (a)	0.00%	10/10/2019	2,352,909
	TOTAL SHORT-TERM INVESTMENTS (Cost - $11,862,842)			11,865,197

	TOTAL INVESTMENTS (Cost - $11,862,842) - 90.8%			$11,865,197
	CASH AND OTHER ASSETS LESS LIABILITIES - 9.2%			1,196,090
	NET ASSETS - 100.0%			$13,061,287

(a) Securities are pledged as collateral for swap contracts.

TOTAL RETURN SWAPS
Number of Shares	Reference Entity (1)	Notional Amount at December 31, 2018	Interest Rate Payable	Termination Date	Counterparty	Unrealized Appreciation
115,000	MSALPHA84 INDEX	$11,287,336	1-Month USD_LIBOR + 8 bp	11/23/2020	Morgan Stanley	$-

	LIBOR - London Interbank Offered Rate
(1)	For information regarding the underling swap positions, refer to the Additional Information Section that begins on the next page.

Core Market Neutral Fund
ADDITIONAL INFORMATION - TOP POSITIONS BASED ON GROSS EXPOSURE (Unaudited)
MORGAN STANLEY SWAP
December 31, 2018
Shares	Security	Value

	COMMON STOCK - 23.2%
	FINLAND - 0.8%
2,220	Elisa Oyj	$91,564

	FRANCE - 4.3%
4,604	AXA SA	99,251
792	CapGemini SA	78,587
921	Eiffage SA	76,815
1,676	Icade	127,409
2,163	Scor SE	97,422
		479,484
	GERMANY - 3.0%
7,731	Borussia Dortmund	70,392
4,417	Deutsche Telekom AG	74,831
2,111	Lanxess	97,010
4,072	Tag Immobilien AG	92,679
		334,912
	JAPAN - 1.6%
133	Japan Rental Housing Investments, Inc.	99,524
52	United Urban Investors	80,667
		180,191
	NETHERLANDS - 1.6%
5,208	OCI	106,032
1,216	Wolters Kluwer NV	71,811
		177,843
	NORWAY - 0.7%
11,051	Storebrand Nok5	78,666

	SPAIN - 1.6%
4,455	Ende SA	102,517
3,458	Red Electrica Corp.	77,064
		179,581
	SWITZERLAND - 2.0%
1,908	Julius Baer Gruppe	67,761
1,021	Sulzer AG	80,837
173	Swisscom AG	82,429
		231,027
	UNITED KINGDOM - 6.1%
15,711	BAE Systems PLC	91,884
2,113	Diageo PLC	75,217
40,828	Hays PLC	72,798
27,771	Morrison W Supmartord	75,425
1,566	Next Group	79,834
38,968	Senior PLC	93,999
21,819	Smith Holdings PLC	83,474
26,511	Synthomer PLC	120,927
		693,558
	UNITED STATES - 1.5%
2,190	Archer-Daniels Midland Co.	89,724
6,760	Unisys Corp.	78,619
		168,343

	TOTAL COMMON STOCK (Cost - $2,596,975)	$2,615,169

Core Market Neutral Fund
ADDITIONAL INFORMATION - TOP POSITIONS BASED ON GROSS EXPOSURE (Unaudited)(Continued)
MORGAN STANLEY SWAP
December 31, 2018
Shares	Security	Value

	SECURITIES SOLD SHORT* - 15.2%
	FRANCE - 3.4%
623	Air Liquide SA	$77,236
2,162	Compagnie De Saint Gobain	72,081
775	Michelin	76,811
1,239	Publicis Groupe	70,931
1,575	Total SA	83,145
		380,204
	GERMANY - 3.2%
1,367	1&1 Drillisch AG	69,540
1,822	BASF SE Namens-Atkien	125,802
554	Continental AG	76,472
4,755	Infineon Tech	94,391
		366,205
	SWITZERLAND - 1.3%
3,971	Abb Ltd.	75,307
1,657	Lafargeholcim Ltd.	68,075
		143,382
	UNITED KINGDOM - 4.5%
15,826	Greene King PLC	106,424
8,091	Ocado Group PLC	81,407
4,873	Royal Dutch Shell PLC	142,913
1,706	Royal Dutch Shell PLC - ADR	99,409
1,369	Whitebread PLC	79,838
		509,991
	UNITED STATES - 2.8%
3,882	CVB Financial Corp.	78,533
697	Illinois Tool Works, Inc.	88,303
1,087	Prosperity Bancshares, Inc.	67,720
1,310	Texas Roadhouse, Inc.	78,207
		312,763

	TOTAL COMMON STOCK SOLD SHORT (Proceeds - $1,700,620)	$1,712,545

* Non-income producing security.
ADR - American Depository Receipt
PLC - Public Limited Company

Swap:
The Fund holds a total return swap with Morgan Stanley Capital Services LLC. The swap provides exposure to the daily returns of a reference asset managed by Campbell & Co., LLC, less 1.70% per annum, in a market neutral strategy. According to the terms of the swap, the Adviser may increase or decrease this exposure on a daily basis. As of December 31, 2018, the Fund was subject to a base rate of one month USD LIBOR plus 8 bp. The reference asset account participates in an offsetting cash yield at the rate of one month LIBOR. The swap agreement contract was initially entered into as of December 17, 2018 (initial notional investment of $11,500,000), and has a two year swap duration, which may be extended or reduced to zero at any time.

Core Market Neutral Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Swaps are valued based on the daily price reported from the counterparty or pricing agent. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term investments that mature in 60 days or less, at the time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Core Market Neutral Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Swap Agreements - The Funds are subject to equity price risk, interest rate risk, credit risk, counterparty risk and/or commodity risk in the normal course of pursuing their respective investment objectives. The Fund may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Changes in the value of swap agreements are recognized as unrealized gains and losses by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss. The Fund segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction.

The notional value of swaps disclosed in the Portfolio of Investments at December 31, 2018 are a reflection of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2018 for the Fund's assets measured at fair value:

Assets:	Level 1	Level 2	Level 3	Total
Short-Term Investments	$-	$11,865,197	$-	$11,865,197
Total	$-	$11,865,197	$-	$11,865,197
The Fund did not hold any Level 3 securities during the period.
There were no transfers into and out of Level 1 and 2 during the current period presented.
It is the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at December 31, 2018, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$11,862,842	$2,386	$(31)	$2,355

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 2/26/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 2/26/19

By (Signature and Title)

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 2/26/19